Note 2 - Summary of Significant Accounting Policies - Weighted Average Common Shares (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Weighted average common shares outstanding - basic (in shares)	10,273,702	10,295,447	10,295,836	10,390,002	10,481,612	10,473,928	10,471,888	10,465,414	10,313,747	10,473,210
Potentially dilutive securities:
Unvested shares of restricted stock and employee stock options (in shares)									19,173	20,620
Weighted average common shares outstanding - diluted (in shares)	10,297,439	10,318,715	10,310,692	10,404,244	10,498,369	10,498,911	10,494,457	10,483,527	10,332,920	10,493,830
Average number of potentially dilutive securities excluded from calculation (in shares)									18,658	0